Employee Benefit Plan	12 Months Ended
Dec. 31, 2019
Employee Benefit Plan
Employee Benefit Plan

NOTE 13.	EMPLOYEE BENEFIT PLAN:

The Company has a 401(k)-tax deferred savings plan (the “401(k) Plan”) that is available to all employees who satisfy certain minimum hour requirements each year. The Company matches 100% of the first 3% of a participant’s salary contributed under the 401(k) Plan and 50% on the next 2% of each participant’s salary contributed under the 401(k) at the discretion of the company and no amount was contributed during the year.